Tax provision - Income tax rate reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Income Tax [Abstract]
Income tax recovery (provision) at statutory rate of 27%	$ (10)	$ 62
Rate differentials between jurisdictions and on specified activities	(7)	(3)
Non-taxable amounts	(20)	0
Tax effect of foreign tax rates	(6)	0
Tax Effect, Income tax credits	5	0
Deferred tax expense (income)	(2)	0
Other	(3)	2
Tax recovery (provision)	$ (43)	$ 61